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                                               [LINCOLN FINANCIAL GROUP(R) LOGO]

JOHN L. REIZIAN, ESQUIRE
VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CONNECTICUT 06103-1106
TELEPHONE: (860) 466-1539
FACSIMILE: (860) 466-2550
John.Reizian@LFG.com

VIA EDGAR

December 30, 2013

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506


Re: Lincoln Life Flexible Premium Variable Life Account M
    The Lincoln National Life Insurance Company
    File No: 333-191329; 811-08557; CIK: 0001048607
    Pre-Effective Amendment No. 2 to the Initial Registration Statement,
    Form N-6
    Lincoln VUL(ONE)2014

Dear Sir or Madam:

Today we are electronically filing on EDGAR a Pre-Effective Amendment 2 to the Initial Registration Statement on Form N-6 for a variable life insurance product. The marketing name for this product is "Lincoln VUL(ONE) 2014."

This filing will include the revisions you have requested along with the Company and Separate Account financials that were previously omitted from the initial filing. A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer

Please contact me at (860) 466-1539 with any questions or comments about this filing.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Vice President and Associate General Counsel